Commitments and Contingencies (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Loss Contingencies [Line Items]
Liabilities, Current	$ 2,780	$ 2,615	$ 2,462
Liabilities	15,163	13,437	12,537
Supply Commitment, Remaining Minimum Amount Committed	$ 392	$ 375	402
Performance Guarantee [Member]
Loss Contingencies [Line Items]
Number of Contracts With Performance Guarantees | Contract		5
Guarantor Obligations, Term		2019 to 2030
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 36
Liabilities		$ 12	$ 21
Number of contracts with performance guarantees with recorded liabilities | Contract		1	2
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Other Commitment		$ 29
Other Commitment, Due in Next Twelve Months		19
Other Commitment, Due in Second Year		10
Guarantee of Indebtedness of Others [Member]
Loss Contingencies [Line Items]
Guarantor Obligations, Term	February 2022 with two one-year extension options
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 20
Number of Contracts with Guarantees | Contract	1
Performance Guarantee [Member]
Loss Contingencies [Line Items]
Liabilities, Current	$ 7	$ 12
Guarantor Obligations, Term	December 2019 to 2039
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 39
Number of contracts with performance guarantees with recorded liabilities | Contract	1	1
Number of Contracts with Guarantees | Contract	6
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Other Commitment	$ 29
Other Commitments, Future Minimum Payments, Remainder of Fiscal Year	19
Other Commitment, Due in Second Year	$ 10